Average Annual Total Returns - Federated Hermes Government Income Fund	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	Bloomberg Barclays U.S. Mortgage Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Mortgage Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Mortgage Backed Securities Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper U.S. Mortgage Funds Average2 1 Year		Lipper U.S. Mortgage Funds Average2 5 Years		Lipper U.S. Mortgage Funds Average2 10 Years
Total	4.24%	2.71%	2.49%	3.66%	1.81%	1.46%	2.51%	1.67%	1.46%	4.03%	2.51%	2.29%	3.87%	[1]	3.05%	[1]	3.01%	[1]	4.08%	[2]	3.09%	[2]	3.07%	[2]

[1]	The Bloomberg Barclays U.S. Mortgage Backed Securities Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
[2]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.